Perritt MicroCap Opportunities Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Air Freight & Logistics - 3.8%
Radiant Logistics, Inc.(a)	318,500	$1,955,590

Automobile Components - 1.2%
Motorcar Parts of America, Inc.(a)	50,000	456,500
Strattec Security Corp.(a)	6,873	173,543
		630,043

Banks - 0.8%
Farmers & Merchants Bancorp, Inc.	5,000	113,000
First Internet Bancorp	10,000	329,800
		442,800

Capital Markets - 8.9%
Heritage Global, Inc.(a)	261,999	733,597
Silvercrest Asset Management Group, Inc. - Class A	161,900	2,700,492
U.S. Global Investors, Inc. - Class A	406,600	1,187,272
		4,621,361

Chemicals - 5.8%
Advanced Emissions Solutions, Inc.(a)	30,448	102,305
Flexible Solutions International, Inc.	120,000	224,400
Northern Technologies International Corp.	210,500	2,723,870
		3,050,575

Commercial Services & Supplies - 4.6%
CECO Environmental Corp.(a)	20,000	386,600
Perma-Fix Environmental Services, Inc.(a)	165,717	1,309,164
Quest Resource Holding Corp.(a)	100,000	690,000
		2,385,764

Communications Equipment - 1.9%
Aviat Networks, Inc.(a)	16,000	477,280
Ceragon Networks, Ltd.(a)	200,000	492,000
		969,280

Construction & Engineering - 3.2%
Bowman Consulting Group Ltd.(a)	16,000	502,560
Matrix Service Co.(a)	45,000	417,600
Northwest Pipe Co.(a)	22,000	668,140
Shimmick Corp.(a)	15,000	93,000
		1,681,300

Consumer Finance - 1.2%
EZCORP, Inc. - Class A(a)	70,000	602,000

Diversified Consumer Services - 2.2%
Beachbody Co., Inc.(a)	4,000	42,440
Lincoln Educational Services Corp.(a)	30,000	268,800
Universal Technical Institute, Inc.(a)	60,000	847,200
		1,158,440

Diversified Telecommunication Services - 0.5%
Ooma, Inc.(a)	25,000	270,500

Electrical Equipment - 1.7%
Broadwind, Inc.(a)	150,000	351,000
LSI Industries, Inc.	40,000	546,400
		897,400

Electronic Equipment, Instruments & Components - 5.9%
Bel Fuse, Inc. - Class B	25,000	1,671,500
Coda Octopus Group, Inc.(a)	60,000	316,800
Identiv, Inc.(a)	33,000	258,060
Powerfleet, Inc.(a)	260,605	833,936
		3,080,296

Energy Equipment & Services - 4.4%
CSI Compressco LP	325,000	617,500
Geospace Technologies Corp.(a)	40,000	602,400
Newpark Resources, Inc.(a)	120,000	778,800
Profire Energy, Inc.(a)	179,747	276,810
		2,275,510

Entertainment - 0.7%
WildBrain Ltd.(a)	363,500	356,230

Financial Services - 2.9%
A-Mark Precious Metals, Inc.	31,000	836,070
SWK Holdings Corp.(a)	20,000	346,000
Usio, Inc.(a)	200,000	334,000
		1,516,070

Food Products - 1.3%
Mama's Creations, Inc.(a)	161,659	696,750

Health Care Equipment & Supplies - 0.9%
Accuray, Inc.(a)	50,136	129,852
Sensus Healthcare, Inc.(a)	100,000	325,000
		454,852

Health Care Providers & Services - 2.8%
InfuSystem Holdings, Inc.(a)	13,793	127,310
Quipt Home Medical Corp.(a)	147,500	693,250
Viemed Healthcare, Inc.(a)	79,000	641,480
		1,462,040

Health Care Technology - 0.3%
iCAD, Inc.(a)	110,000	148,500

Hotels, Restaurants & Leisure - 0.9%
Century Casinos, Inc.(a)	87,100	302,237
Galaxy Gaming, Inc.(a)	90,000	162,000
		464,237

Household Durables - 4.5%
Legacy Housing Corp.(a)	78,248	1,849,000
Lovesac Co.(a)	20,000	463,200
Singing Machine Co., Inc.(a)	20,000	14,380
		2,326,580

Interactive Media & Services - 0.5%
DHI Group, Inc.(a)	103,800	237,702

IT Services - 3.2%
DecisionPoint Systems, Inc.(a)	79,950	526,071
Information Services Group, Inc.	96,117	424,837
Research Solutions, Inc.(a)	267,500	698,175
		1,649,083

Machinery - 7.8%
Commercial Vehicle Group, Inc.(a)	55,000	356,950
Gencor Industries, Inc.(a)	30,367	473,725
L B Foster Co. - Class A(a)	15,000	344,850
Manitowoc Co., Inc.(a)	15,000	241,500
Mayville Engineering Co., Inc.(a)	35,000	444,150
Miller Industries, Inc.	40,000	1,610,000
Shyft Group, Inc.	25,000	270,750
Taylor Devices, Inc.(a)	3,302	101,702
TechPrecision Corp.(a)	60,500	229,900
		4,073,527

Marine Transportation - 1.0%
Euroseas Ltd.	13,500	536,490

Metals & Mining - 2.8%
Ascent Industries Co.(a)	15,000	150,150
Avino Silver & Gold Mines Ltd.(a)	700,000	332,500
Endeavour Silver Corp.(a)	125,000	188,750
Fortitude Gold Corp.	41,429	242,153
Gold Resource Corp.(a)	300,000	70,680
McEwen Mining, Inc.(a)	78,000	499,980
		1,484,213

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Chicago Atlantic Real Estate Finance, Inc.	40,000	634,800

Oil, Gas & Consumable Fuels - 3.4%
Evolution Petroleum Corp.	141,783	795,403
PHX Minerals, Inc.	75,000	239,250
Vaalco Energy, Inc.	120,200	512,052
Vitesse Energy, Inc.	10,000	210,100
		1,756,805

Pharmaceuticals - 1.2%
Assertio Holdings, Inc.(a)	271,250	239,405
Medexus Pharmaceuticals, Inc.(a)	135,100	231,021
ProPhase Labs, Inc.(a)	40,000	194,000
		664,426

Professional Services - 7.1%
Asure Software, Inc.(a)	25,000	221,000
BGSF, Inc.	37,523	382,735
DLH Holdings Corp.(a)	147,500	2,315,750
Hudson Global, Inc.(a)	39,636	584,631
Where Food Comes From, Inc.(a)	14,000	192,500
		3,696,616

Real Estate Management & Development - 0.8%
LuxUrban Hotels, Inc.(a)	100,000	416,000

Semiconductors & Semiconductor Equipment - 1.7%
Photronics, Inc.(a)	30,000	876,600

Software - 0.5%
American Software, Inc. - Class A	21,720	246,088

Specialty Retail - 1.7%
Build-A-Bear Workshop, Inc.	15,000	337,950
J Jill, Inc.(a)	5,000	116,550
Xcel Brands, Inc.(a)	316,842	415,063
		869,563

Technology Hardware, Storage & Peripherals - 1.1%
Immersion Corp.	81,000	553,230

Textiles, Apparel & Luxury Goods - 2.5%
Delta Apparel, Inc.(a)	14,000	106,540
Lakeland Industries, Inc.	40,000	720,400
Superior Group of Cos., Inc.	35,000	466,200
		1,293,140

Trading Companies & Distributors - 2.0%
BlueLinx Holdings, Inc.(a)	5,000	576,700
Karat Packaging, Inc.	20,000	482,400
		1,059,100

Water Utilities - 0.6%
Pure Cycle Corp.(a)	30,000	293,700
TOTAL COMMON STOCKS (Cost $34,268,973)		51,787,201

TOTAL INVESTMENTS - 99.5% (Cost $34,268,973)		$51,787,201
Money Market Deposit Account - 0.4%(b)		231,718
Other Assets in Excess of Liabilities - 0.1%		52,169
TOTAL NET ASSETS - 100.0%		$52,071,088

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.20%.